Intangible Assets	12 Months Ended
Jun. 30, 2021
12. Intangible assets

12. Intangible assets

Changes in the Group’s intangible assets for the fiscal years ended June 30, 2021 and 2020 are as follows:

	Goodwill	Software	Right to receive units (Barters) (ii)	Others	Total
As of June 30, 2019
Costs	136	631	194	504	1,465
Accumulated depreciation	-	(215)	-	(378)	(593)
Net book amount as of 06.30.19	136	416	194	126	872
Additions	-	29	949	-	978
Disposals	-	(7)	-	-	(7)
Transfers	-	-	(96)	-	(96)
Amortization charge (i)	-	(212)	-	(7)	(219)
As of June 30, 2020	136	226	1,047	119	1,528
Costs	136	653	1,047	504	2,340
Accumulated depreciation	-	(427)	-	(385)	(812)
Net book amount as of 06.30.20	136	226	1,047	119	1,528
Additions	-	46	-	-	46
Amortization charge (i)	-	(93)	(7)	-	(100)
As of June 30, 2021	136	179	1,040	119	1,474
Costs	136	699	1,047	504	2,386
Accumulated depreciation	-	(520)	(7)	(385)	(912)
Net book amount as of 06.30.21	136	179	1,040	119	1,474

(i)

As of June 30, 2021, depreciation charges were charged to “Costs” in the amount of ARS 21, and to “General and administrative expenses” in the amount of ARS 79. As of June 30, 2020 depreciation charges were charged to “Costs” in the amount of ARS 98, to “General and administrative expenses” in the amount of ARS 120 and to “Selling expenses” in the amount of ARS 1, in the Consolidated Statements of Income and Other Comprehensive Income (Note 26).

(ii)	Corresponds to in kind receivables representing the right to receive residential apartments in the future under barter transactions.